Finance Income	12 Months Ended
Dec. 31, 2022
Finance Income [Abstract]
Finance income
25.	Finance income

This caption is made up as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Interest on term deposits	1,884	834	2,243
Interest on accounts receivable	1,090	898	204
Tax interest	-	1,015	-
Other finance income	332	144	529
	3,306	2,891	2,976